Assets for Rights of Use and Lease Liabilities - Summary of Carrying Amounts of Right of Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 35,423	€ 24,888
Additions	3,310	1,386
Business combinations		13,014
Depreciation for the year	(6,150)	(3,808)
Others		245
Translation differences	(408)	(302)
Ending balance	32,175	35,423
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	29,495	22,398
Additions	0	272
Business combinations		9,387
Depreciation for the year	(3,084)	(2,561)
Others		245
Translation differences	(408)	(246)
Ending balance	26,003	29,495
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,551	1,195
Additions	1,084	522
Business combinations		547
Depreciation for the year	(1,016)	(657)
Translation differences		(56)
Ending balance	1,619	1,551
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,377	1,295
Additions	2,226	592
Business combinations		3,080
Depreciation for the year	(2,050)	(590)
Ending balance	€ 4,553	€ 4,377